Unaudited interim condensed consolidated statements of comprehensive loss - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Unaudited interim condensed consolidated statements of comprehensive loss
Revenue	€ 36,305	€ 11,638	€ 58,129	€ 33,559
Cost of sales	26,059	6,641	39,892	19,499
Gross profit	10,246	4,997	18,237	14,060
Research and development expenses	4,796	2,011	10,606	6,119
General administrative expenses	8,373	4,884	24,038	16,487
Selling expenses	1,300	1,788	6,012	6,144
Impairment of financial assets	1,147	92	2,821	554
Other operating income	679	935	2,425	2,623
Other operating expenses	53		191	2
Real estate transfer tax expenses		1,200		1,200
Operating loss	(4,744)	(2,843)	(23,006)	(13,823)
Interest and similar income			6	12
Interest and similar expense	793	1,433	1,504	1,865
Financial costs, net	(793)	(1,433)	(1,498)	(1,853)
Loss before taxes	(5,537)	(4,276)	(24,504)	(15,676)
Income tax expenses	103		232	163
Loss for the period	(5,640)	(4,276)	(24,736)	(15,839)
Other comprehensive income/(loss), all attributable to equity holders of the parent	(66)	(1)	4	9
Total comprehensive loss	(5,706)	(4,277)	(24,732)	(15,830)
Attributable to:
Equity holders of the parent	(5,708)	(4,247)	(24,671)	(15,674)
Noncontrolling interests	2	(30)	(61)	(156)
Total comprehensive loss	€ (5,706)	€ (4,277)	€ (24,732)	€ (15,830)
Loss per share - Basic and diluted	€ (0.27)	€ (0.27)	€ (1.20)	€ (0.99)